Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Schedule Of Segment Reporting Information

Year Ended December 31, 2013

	Floaters	Jackups	Other	Operating Segments Total	Reconciling Items	Consolidated Total
Revenues	$2,760.8	$1,684.0	$75.1	$4,519.9	$—	$4,519.9
Operating expenses
Contract drilling (exclusive of depreciation)	1,209.7	811.9	58.5	2,080.1	—	2,080.1
Depreciation	364.8	156.9	—	521.7	6.5	528.2
General and administrative	—	—	—	—	146.8	146.8
Operating income (loss)	$1,186.3	$715.2	$16.6	$1,918.1	$(153.3)	$1,764.8
Property and equipment, net	$11,303.4	$2,961.6	$—	$14,265.0	$46.0	$14,311.0
Capital expenditures	$1,031.3	$710.6	$—	$1,741.9	$26.6	$1,768.5

Year Ended December 31, 2012

	Floaters	Jackups	Other	Operating Segments Total	Reconciling Items	Consolidated Total
Revenues	$2,300.8	$1,485.6	$82.8	$3,869.2	$—	$3,869.2
Operating expenses
Contract drilling (exclusive of depreciation)	956.0	730.8	61.1	1,747.9	—	1,747.9
Depreciation	305.7	161.5	—	467.2	8.9	476.1
General and administrative	—	—	—	—	148.9	148.9
Operating income (loss)	$1,039.1	$593.3	$21.7	$1,654.1	$(157.8)	$1,496.3
Property and equipment, net	$10,727.6	$2,389.8	$—	$13,117.4	$28.2	$13,145.6
Capital expenditures	$1,520.1	$192.2	$—	$1,712.3	$2.7	$1,715.0

Year Ended December 31, 2011

	Floaters	Jackups	Other	Operating Segments Total	Reconciling Items	Consolidated Total
Revenues	$1,352.6	$1,194.2	$52.4	$2,599.2	$—	$2,599.2
Operating expenses
Contract drilling (exclusive of depreciation)	630.2	613.0	42.9	1,286.1	—	1,286.1
Depreciation	189.1	164.1	—	353.2	4.4	357.6
General and administrative	—	—	—	—	158.6	158.6
Operating income (loss)	$533.3	$417.1	$9.5	$959.9	$(163.0)	$796.9
Property and equipment, net	$9,923.6	$2,462.4	$12.8	$12,398.8	$23.1	$12,421.9
Capital expenditures	$355.4	$276.3	$—	$631.7	$14.0	$645.7

Schedule Of Geographic Distribution Of Rigs By Segment
As of December 31, 2013, the geographic distribution of our drilling rigs by operating segment was as follows:

	Floaters(1)	Jackups(1)	Total(1)(2)
North & South America (excluding Brazil)	8	14	22
Middle East & Africa	6	10	16
Asia & Pacific Rim	3	10	13
Europe & Mediterranean	2	10	12
Brazil	7	—	7
Asia & Pacific Rim (under construction)	3	3	6
Total	29	47	76

(1)	The table above includes the five floaters classified as "held for sale" as of June 30, 2014, as well as ENSCO 69, Pride Wisconsin and ENSCO 85 which were sold during 2014.

(2)	We provide management services on two rigs owned by third-parties not included in the table above.

Schedule Of Revenues And Long-Lived Assets By Geographical Segment
Information by country for those countries that account for more than 10% of total revenues or 10% of our long-lived assets was as follows (in millions):

	Revenues			Long-lived Assets
	2013	2012	2011	2013	2012	2011
United States	$1,724.9	$1,291.3	$753.8	$4,617.8	$4,525.9	$3,450.6
Brazil	683.7	776.3	430.9	2,447.5	2,911.3	3,101.8
Angola	467.1	341.6	209.5	2,543.7	2,147.2	1,347.9
Other countries	1,644.2	1,460.0	1,205.0	4,702.0	3,561.2	4,521.6
Total	$4,519.9	$3,869.2	$2,599.2	$14,311.0	$13,145.6	$12,421.9